Financial Statements of Parent Company Guarantor - Condensed Consolidating Statement of Operations and Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 1,750,932	$ 865,512	$ 941,525	$ 858,177	$ 865,692	$ 890,546	$ 910,175	$ 790,273	$ 4,416,146	$ 3,456,686	$ 3,030,773
Cost of goods sold									3,146,554	2,382,964	2,100,133
Gross profit	398,668	278,077	312,128	280,719	264,865	272,062	287,736	249,059	1,269,592	1,073,722	930,640
Selling, general and administrative									1,158,436	694,841	550,501
Research and development									93,557	78,158	67,156
Impairment of trade names and goodwill									60,718	200,520
Operating (loss) income	(304,106)	55,199	119,314	86,474	(186,175)	92,195	108,714	85,469	(43,119)	100,203	312,983
Other (income) expense:
Loss on early extinguishment of debt	75,400								75,367
Equity income of unconsolidated subsidiaries									(2,156)	(1,898)	(2,108)
Net interest (income) expense									67,635
Income (loss) from continuing operations before income taxes and noncontrolling interest									(183,965)	43,266	278,975
Provision (benefit) for income taxes									(79,353)	46,417	88,943
Net income (loss) before noncontrolling interest	(274,736)	32,595	74,430	63,099	(174,068)	51,610	67,705	51,602	(104,612)	(3,151)	189,406
Noncontrolling interest									2,574	4,299	4,493
Net income (loss) attributable to Pentair Ltd.	(273,083)	31,363	72,775	61,759	(174,487)	50,648	66,280	50,109	(107,186)	(7,450)	184,913
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									(104,612)	(3,151)	189,406
Changes in cumulative translation adjustment									31,430	(93,706)	(32,706)
Amortization of pension and other post-retirement prior service cost and transition obligation									(253)	(11)	153
Changes in market value of derivative financial instruments									(3,630)	4,375	310
Total comprehensive income (loss)									(77,065)	(92,493)	157,163
Less: Comprehensive income (loss) attributable to noncontrolling interest									3,988	2,184	2,274
Comprehensive income (loss) attributable to Pentair Ltd.									(81,053)	(94,677)	154,889
Pentair Ltd.
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative									5,017
Operating (loss) income									(5,017)
Loss (earnings) from investment in subsidiaries									101,400
Other (income) expense:
Net interest (income) expense									81
Income (loss) from continuing operations before income taxes and noncontrolling interest									(106,498)
Provision (benefit) for income taxes									688
Net income (loss) before noncontrolling interest									(107,186)
Net income (loss) attributable to Pentair Ltd.									(107,186)
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									(107,186)
Changes in cumulative translation adjustment									30,016
Amortization of pension and other post-retirement prior service cost and transition obligation									(253)
Changes in market value of derivative financial instruments									(3,630)
Total comprehensive income (loss)									(81,053)
Comprehensive income (loss) attributable to Pentair Ltd.									(81,053)
Subsidiary Issuer
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative									(3,792)
Operating (loss) income									3,792
Loss (earnings) from investment in subsidiaries									102,344
Other (income) expense:
Net interest (income) expense									971
Income (loss) from continuing operations before income taxes and noncontrolling interest									(99,523)
Provision (benefit) for income taxes									1,101
Net income (loss) before noncontrolling interest									(100,624)
Net income (loss) attributable to Pentair Ltd.									(100,624)
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									(100,624)
Changes in cumulative translation adjustment									30,016
Amortization of pension and other post-retirement prior service cost and transition obligation									(253)
Changes in market value of derivative financial instruments									(3,630)
Total comprehensive income (loss)									(74,491)
Comprehensive income (loss) attributable to Pentair Ltd.									(74,491)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales									4,416,146
Cost of goods sold									3,146,554
Gross profit									1,269,592
Selling, general and administrative									1,157,211
Research and development									93,557
Impairment of trade names and goodwill									60,718
Operating (loss) income									(41,894)
Other (income) expense:
Loss on early extinguishment of debt									75,367
Equity income of unconsolidated subsidiaries									(2,156)
Net interest (income) expense									66,583
Income (loss) from continuing operations before income taxes and noncontrolling interest									(181,688)
Provision (benefit) for income taxes									(81,142)
Net income (loss) before noncontrolling interest									(100,546)
Noncontrolling interest									2,574
Net income (loss) attributable to Pentair Ltd.									(103,120)
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									(100,546)
Changes in cumulative translation adjustment									31,430
Amortization of pension and other post-retirement prior service cost and transition obligation									(253)
Changes in market value of derivative financial instruments									(3,630)
Total comprehensive income (loss)									(72,999)
Less: Comprehensive income (loss) attributable to noncontrolling interest									3,988
Comprehensive income (loss) attributable to Pentair Ltd.									(76,987)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Loss (earnings) from investment in subsidiaries									(203,744)
Other (income) expense:
Income (loss) from continuing operations before income taxes and noncontrolling interest									203,744
Net income (loss) before noncontrolling interest									203,744
Net income (loss) attributable to Pentair Ltd.									203,744
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest									203,744
Changes in cumulative translation adjustment									(60,032)
Amortization of pension and other post-retirement prior service cost and transition obligation									506
Changes in market value of derivative financial instruments									7,260
Total comprehensive income (loss)									151,478
Comprehensive income (loss) attributable to Pentair Ltd.									$ 151,478